Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Trade payables	€ 168,140	€ 58,429	€ 24,152
Short-term employee benefits accruals	56,122	26,872	12,920
Trade and other current payables	224,262	€ 85,301	€ 37,072
Clinical Manufacturing Organizations
Disclosure of subsidiaries [line items]
Accruals	€ 52,600